Intangible Assets - Schedule of Intangible Assets (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Less: accumulated amortization		$ (433,533)
Total		666,467
Patents [Member]
Intangible assets		$ 1,100,000